Advances to joint ventures (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Current portion of advances to joint ventures	$7,130	$6,665
Long-term advances to joint ventures	6,861	12,287
Advances/shareholder loans to joint ventures	$13,991	$18,952